Total Stock Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	65,805,906	4,637,342
Vanguard Extended Market Index Fund Admiral Shares	4,919,890	679,142
Total Investment Companies (Cost $3,613,290)		5,316,484
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.014% (Cost $1,568)	15,686	1,568
Total Investments (100.1%) (Cost $3,614,858)		5,318,052
Other Assets and Liabilities—Net (-0.1%)		(3,602)
Net Assets (100%)		5,314,450
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2024, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2024 Market Value ($000)
Vanguard Extended Market Index Fund	619,834	72,341	78,732	30,645	35,054	5,593	—	679,142
Vanguard Market Liquidity Fund	1,708	NA1	NA1	—	—	20	—	1,568
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,739,268	430,065	147,841	75,925	539,925	55,539	158,783	4,637,342
Total	4,360,810	502,406	226,573	106,570	574,979	61,152	158,783	5,318,052
1	Not applicable—purchases and sales are for temporary cash investment purposes.